Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Revenue Explanatory [Abstract]
Disclosure of detailed information about net sales from operations [Text Block]
Net sales from operations

(€ million)	Exploration & Production	Gas & Power	Refining & Marketing and Chemical	Corporate and other activities	Total
2018
Revenues from customers	9,943	43,109	22,594	176	75,822
Products sales and service revenues
Sales of crude oil	3,982	18,471			22,453
Sales of oil products	1,133	4,053	17,213		22,399
Sales of natural gas and LNG	4,554	15,088			19,642
Sales of chemical products		762	4,777	35	5,574
Sales of other products	27	2,363	20	11	2,421
Services	247	2,372	584	130	3,333
Total	9,943	43,109	22,594	176	75,822
Transfer of goods and/or services
Goods/Services transferred in a specific moment	9,676	42,979	22,535	106	75,296
Goods/Services transferred over a period of time	267	130	59	70	526

Disclosure of detailed information about revenue from contract with customer [Text Block]
(€ million)	2018
Revenues associated with liabilities from customer contracts at the beginning of the period	342
Revenues associated with performance obligations totally or partially satisfied in previous years	11

Disclosure of detailed information about Other income and revenues [Text Block]	Other income and revenues
(€ million)	2018	2017	2016
Gains from sale of assets and businesses	454	3,288	14
Other proceeds	662	770	917
	1,116	4,058	931